Basis of Presentation and Significant Accounting Policies (Summary of Components of Amounts Due from and Due to Third-Party Payors) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Due from third-party payors	$ 116,235	$ 110,806
Due to third-party payors	42,537	30,103
Previous Program Reimbursements and Final Cost Report Settlements [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Due from third-party payors	23,876	33,732
Due to third-party payors	33,366	21,015
State Supplemental Payment Programs [Member]
Health Care Organization Receivable And Revenue Disclosures [Line Items]
Due from third-party payors	92,359	77,074
Due to third-party payors	$ 9,171	$ 9,088